Annual Total Returns [BarChart] - Target Managed Allocation Fund - None or same as Fund Name	Aug. 01, 2021
Bar Chart Table:
2016*	8.43%
2017	13.53%
2018	(9.00%)
2019	22.64%
2020	13.41%